Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Schedule of Net Benefit Costs

The following table sets forth the aggregate net periodic benefit expense for the Bank’s Benefit Equalization Plan, Postretirement Welfare Plan and Directors’ Consultation and Retirement Plan:

	Three Months Ended December 31,		Six Months Ended December 31,
	2014	2013	2014	2013
	(In thousands)		(In thousands)
Service cost	$56	$50	$113	$100
Interest cost	82	84	164	168
Amortization of unrecognized past service liability	12	12	24	24
Amortization of unrecognized net actuarial loss (gain)	7	(1)	14	(2)

Net periodic benefit cost	$157	$145	$315	$290

Summary of the Company's Stock Option Activity

The following is a summary of the Company’s stock option activity and related information for its option plans for the six months ended December 31, 2014:

	Options	Weighted Average Exercise Price	Range of prices	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In thousands)				(In thousands)
Outstanding at June 30, 2014	3,035	$12.37	$10.16 - $14.79	2.0 years
Granted	—	$—	—	—
Exercised	(2,785)	$12.26	$11.55 - $12.71	1.2 Years
Forefeited	—	$—	—	—

Outstanding at December 31, 2014	250	$13.59	$10.16 - $14.79	8.5 Years	$233

Exercisable at December 31, 2014	39	$10.16	$10.16	6.5 Years	$140

The following is a summary of the Company’s stock option activity and related information for its option plans for the year ended June 30, 2014:

	Options	Weighted Average Exercise Price	Range of Prices	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Thousands)				(In Thousands)

Outstanding at June 30, 2013	3,133	$12.26	$10.16 - $12.71	2.5 years
Granted	185	14.79	14.79
Exercised	(118)	12.71	12.71
Forfeited	(165)	12.71	12.71

Outstanding at June 30, 2014	3,035	$12.37	$10.16 - $14.79	2.0 years	$9,034

Exercisable at June 30, 2014	2,824	$12.24	$10.16 - $12.71	1.5 years	$8,795

Employee Stock Ownership Plan (ESOP) Disclosures

At June 30, 2014 and 2013, the ESOP shares were as follows:

	June 30,
	2014	2013

Allocated shares	1,113,602	989,049
Total shares distributed due to employee resignations/terminations	159,514	138,657
Shares committed to be released	84,660	84,594
Unearned shares	387,924	533,400

Total ESOP Shares	1,745,700	1,745,700

Fair value of unearned shares	$5,873,169	$5,595,366

Schedule of Assumptions to Estimate the Fair Value of the Options Granted

Management used the following assumptions to estimate the fair value of the options granted during the year ended June 30, 2014:

Weighted average risk-free interest rate	2.17%
Expected dividend yield	2.00%
Weighted average volatility factors of the expected market price of the Company’s stock	33.14%
Weighted average expected life of the options	6.5 years

Summary of the Status of the Company's Non-vested Restricted Share Awards

The following is a summary of the status of the Company’s non-vested restricted share awards as of June 30, 2014 and changes during the year ended June 30, 2014:

	Restricted Shares	Weighted Average Grant Date Fair Value
	(In Thousands)

Non-vested at June 30, 2013	49	$10.16
Awarded	54	$14.79
Vested	(16)	$10.16

Non-vested at June 30, 2014	87	$13.04

Atlas Bank Retirement Income Plan ("ABRIP") [Member]
Schedule of Net Funded Status

The following table sets forth the ABRIP’s funded status at June 30, 2014:

June 30,
2014
(In Thousands)
Reconciliation of funded status:
Projected benefit obligation	$2,646
Fair value of assets	3,885

Funded status, included in other assets	$1,239

Valuation assumptions:
Discount rate	4.50%
Salary increase rate	N/A

Schedule of Fair Value of ABRIP's Assets

The fair values of the ABRIP’s assets at June 30, 2014, by asset category (see Note 20 for the definitions of levels), are as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014:
Prudential Guaranteed Deposit Fund	$—	$3,885	$—	$3,885

Benefit Equalization Plan ("BEP") [Member]
Schedule of Net Benefit Costs

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)
Net periodic pension expense:
Interest cost	$154	$143	$162
Amortization of net actuarial loss	37	50	10

	$191	$193	$172

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	N/A	N/A	N/A

Schedule of Net Funded Status

The following tables set forth the BEP’s funded status and components of net periodic pension cost:

	June 30,
	2014	2013
	(Dollars in Thousands)
Change in benefit obligation:
Benefit obligation - beginning	$3,430	$2,859
Interest cost	154	143
Actuarial (gain) loss	(218)	649
Benefit payments	(265)	(221)

Benefit obligation - ending	$3,101	$3,430

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	265	221
Benefit payments	(265)	(221)

Fair value of assets - ending	$—	$—

	June 30,
	2014	2013
	(Dollars in Thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$(3,101)	$(3,430)

Projected benefit obligation	$(3,101)	$(3,430)
Fair value of assets	—	—

Accrued pension cost included in other liabilities	$(3,101)	$(3,430)

Valuation assumptions:
Discount rate	4.50%	5.00%
Salary increase rate	N/A	N/A

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	225
2016	227
2017	229
2018	230
2019	232
2020-2024	1,157

Postretirement Welfare Plan [Member]
Schedule of Net Benefit Costs

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)

Net periodic postretirement benefit cost:
Service cost	$54	$62	$23
Interest cost	45	40	34
Amortization of past service liability	—	—	3
Amortization of unrecognized loss (gain)	—	4	(12)

	$99	$106	$48

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	3.25%	3.25%	3.25%

Schedule of Net Funded Status

The following tables set forth the accrued accumulated postretirement benefit obligation and the net periodic postretirement benefit cost:

	June 30,
	2014	2013
	(Dollars in Thousands)

Change in benefit obligation:
Benefit obligation - beginning	$1,043	$655
Service cost	54	62
Interest cost	45	40
Actuarial (gain) loss	(144)	291
Premiums/claims paid	(6)	(5)

Benefit obligation - ending	$992	$1,043

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	6	5
Premiums/claims paid	(6)	(5)

Fair value of assets - ending	$—	$—

Reconciliation of funded status:
Accumulated benefit obligation	$(992)	$(1,043)
Fair value of assets	—	—

Accrued postretirement benefit cost included in other liabilities	$(992)	$(1,043)

Valuation assumptions:
Discount rate	4.50%	5.00%
Salary increase rate	3.25%	3.25%

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	9
2016	11
2017	12
2018	14
2019	16
2020-2024	106

Directors' Consultation and Retirement Plan ("DCRP") [Member]
Schedule of Net Benefit Costs

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)

Net periodic plan cost:
Service cost	$147	$168	$131
Interest cost	136	125	146
Amortization of unrecognized gain	(39)	—	(23)
Amortization of past service liability	46	48	61

	$290	$341	$315

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Fee increase rate	3.25%	3.25%	3.25%

Schedule of Net Funded Status

The following table sets forth the DCRP’s funded status and components of net periodic cost:

	June 30,
	2014	2013
	(Dollars in Thousands)

Change in benefit obligation:
Projected benefit obligation - beginning	$3,201	$2,761
Service cost	147	168
Interest cost	136	125
Actuarial (gain) loss	(441)	245
Benefit payments	(60)	(98)

Projected benefit obligation - ending	$2,983	$3,201

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	60	98
Benefit payments	(60)	(98)

Fair value of assets - ending	$—	$—

Reconciliation of funded status:
Accumulated benefit obligation	$(2,524)	$(2,278)

Projected benefit obligation	$(2,983)	$(3,201)
Fair value of assets	—	—

Accrued cost included in other liabilities	$(2,983)	$(3,201)

Valuation assumptions:
Discount rate	4.50%	5.00%
Fee increase rate	3.25%	3.25%

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	80
2016	101
2017	123
2018	146
2019	169
2020-2024	1,137